Trust Activities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trust activities [line items]
Debt securities and certificates of participation in financial trusts	$ 4,994,120	$ 1,910,270
Assets transferred by the Bank	5,220	5,740
Assets managed by the Bank	4,732,462	1,746,420
Bank Trust [member]
Disclosure of trust activities [line items]
Assets managed by the Bank	$ 94,977,409	$ 80,198,154